Note 38 Other administrative expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of Other administrative expense [Line Items]
Technology and systems		€ 874	€ 881
Communication expense		125	132
Advertising expense		251	199
Property Fixtures And Materials expense		277	284
Tax expense other than income tax expense	[1]	60	260
Surveillance and security service expense		130	125
Other expenses		628	587
Other expense, by function		€ 2,345	€ 2,467

[1]
(1) The variation is mainly explained by the recognition of lower expense corresponding to the value added tax in BBVA, S.A. following the upward re-estimation of such tax, applied pro-rata in previous periods and in 2025.